UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/07

Item 1.  Reports to Stockholders.

Semi-Annual Report

January 31, 2007

1-877-709-9400

www.thealphafunds.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

The Alpha Fund

PORTFOLIO REVIEW

January 31, 2007 (Unaudited)

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Exchange Traded Funds	98.2%
Other, Cash & Cash Equivalents	1.8%
100.00%

The Alpha Fund
PORTFOLIO OF INVESTMENTS
January 31, 2007 (Unaudited)

	Shares		Value
		EXCHANGE TRADED FUNDS - 98.2%
	22,300	Midcap SPDR Trust Series 1	$ 3,378,896
	34,900	SPDR Trust Series 1	5,018,620

		TOTAL EXCHANGE TRADED FUNDS (Cost $8,288,529)	8,397,516

		SHORT-TERM INVESTMENTS - 1.6%
	132,199	Milestone Treasury Obligation Portfolio,
		Institutional Class, to yield 5.10%, 2/1/07 (Cost $132,199)	132,199

		TOTAL INVESTMENTS - 99.8% (Cost $8,420,728) (a)	$ 8,529,715
		OTHER ASSETS & LIABILITIES - 0.2%	18,271
		NET ASSETS - 100.0%	$ 8,547,986

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,420,728 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 108,987
	Unrealized depreciation 0
	Net unrealized appreciation $ 108,987

	See accompanying notes to financial statements.

The Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (Unaudited)

ASSETS
Investment securities:
At cost	$ 8,420,728
At value	$ 8,529,715
Receivable for Fund shares sold	25,010
Dividends and interest receivable	9,103
Due from advisor	6,454
TOTAL ASSETS	8,570,282

LIABILITIES
Administration fees payable	10,212
Fund accounting fees payable	7,373
Custody fees payable	1,981
Distribution (12b-1) fees payable	1,643
Accrued expenses and other liabilities	1,087
TOTAL LIABILITIES	22,296
NET ASSETS	$ 8,547,986

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 8,442,528
Accumulated net investment loss	(6,128)
Accumulated net realized gain from security transactions	2,599
Net unrealized appreciation of investments	108,987
NET ASSETS	$ 8,547,986

See accompanying notes to financial statements.

The Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
January 31, 2007 (Unaudited)

Net Assset Value Per Share:
Investor Shares:
Net Assets	$ 8,547,976
Shares of beneficial interest outstanding	844,238
Net asset value and redemption price per share	$ 10.13

Service Class:
Net Assets	$ 10
Shares of beneficial interest	1
Net asset value and redemption price per share (a)	$ 10.13

(a) Redemptions made within 1 year of purchase may be charged a contingent deferred sales charge of 1.00%.

See accompanying notes to financial statements.

The Alpha Fund
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2007 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 42,905
TOTAL INVESTMENT INCOME	42,905

EXPENSES
Investment advisory fees	17,781
Administrative services fees	15,949
Professional fees	11,324
Accounting services fees	9,060
Transfer agent fees	7,550
Registration fees	5,662
Distribution (12b-1) fees	4,445
Printing and postage expenses	3,775
Compliance officer fees	3,774
Custodian fees	1,981
Insurance expense	1,888
Other expenses	943
Trustees' fees and expenses	679
TOTAL EXPENSES	84,811

Fees waived/reimbursed by the Advisor	(49,111)
NET EXPENSES	35,700

NET INVESTMENT INCOME	7,205

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	2,599
Net change in unrealized appreciation of investments	108,987
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	111,586

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 118,791

(a) The Alpha Fund commenced operations October 2, 2006.

See accompanying notes to financial statements.

The Alpha Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31,
2007 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 7,205
Net realized gain from security transactions	2,599
Net change in unrealized appreciation of investments	108,987
Net increase in net assets resulting from operations	118,791

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(13,333)
Service Class	-
Net decrease in net assets resulting from distributions to shareholders	(13,333)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	8,684,523
Service Class	10
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Investor Class	13,106
Service Class	-
Payments for shares redeemed:
Investor Class	(255,111)
Service Class	-
Net increase in net assets from shares of beneficial interest	8,442,528

TOTAL INCREASE IN NET ASSETS	8,547,986

NET ASSETS
Beginning of Period	-
End of Period*	$ 8,547,986
* Includes accumulated net investment loss of:	$ (6,128)

(a) The Alpha Fund commenced operations October 2, 2006.

See accompanying notes to financial statements.

The Alpha Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
January 31,
2007 (a)
(Unaudited)
SHARE ACTIVITY
Investor Class:
Shares Sold	868,423
Shares Reinvested	1,313
Shares Redeemed	(25,498)
Net increase in shares of beneficial interest outstanding	844,238

Service Class:
Shares Sold	1
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	1

(a) The Alpha Fund commenced operations October 2, 2006.

See accompanying notes to financial statements.

The Alpha Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Investor Class		Service Class
	For the Period		For the Period
	Ended		Ended
	January 31, 2007		January 31, 2007
	(Unaudited)(1)		(Unaudited)(1)
Net asset value,
beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income	0.01		-
Net realized and unrealized
gain on investments	0.14		0.13
Total from investment operations	0.15		0.13
Less distributions from:
Net investment income	(0.02)		-
Net realized gains	-		-
Total distributions	(0.02)		-

Net asset value, end of period	$ 10.13		$ 10.13

Total return (2)(5)	1.50%		1.30%

Net assets, end of period	$ 8,547,976		$ 10

Ratio of gross expenses to average
net assets (3)	4.75%	(4)	2.75%	(4)
Ratio of net expenses to average
net assets	2.00%	(4)	2.75%	(4)
Ratio of net investment income
to average net assets	0.40%	(4)	(0.35)%	(4)

Portfolio Turnover Rate	279%	(5)	279%	(5)

(1)	The Investor Class and the Service Class of the Alpha Fund commenced operations on October 2, 2006.
(2) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.

See accompanying notes to financial statements.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007 (Unaudited)

1.

ORGANIZATION

The Alpha Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund offers two distinct share classes; the Investor Class and the Service Class.   The Fund seeks above-average, risk-adjusted capital appreciation over the long-term.   Above-average is defined as returns that exceed the S&P 500 Index.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the Board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is to be implemented no later than July 31, 2007 and is to be applied to all open tax years.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the period ended January 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $25,997,509 and $17,711,578, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Alpha Investment Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2007, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.00% and 2.75% per annum of the Fund’s average daily net assets for Investor Class shares and Service Class shares respectively.

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class and the Service Class shares are subsequently less than 2.00% and 2.75% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.00% and 2.75% of average daily net assets for the Investor Class and the Service Class, respectively. If the Fund Operating Expenses attributable to the Investor Class and the Service Class shares subsequently exceed 2.00% and 2.75% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of January 31, 2007, the Advisor has waived expenses in the amount of $17,711 and reimbursed expenses in the amount of $31,330; totaling $49,111 of expenses that may be recovered.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Investor Class shares and 1.00% of the average daily net assets attributable to Service Class shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Service Class shares.   The Distributor is an affiliate GFS.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee*. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

The Alpha Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

* These fees may be subject to certain discounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints.* The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the period ended January 31, 2007 was $1,251.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2007, the Fund incurred expenses of $3,774 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2007, GemCom collected amounts totaling $529 for EDGAR and printing services performed.

The Alpha Fund

EXPENSE EXAMPLES

January 31, 2007 (Unaudited)

As a shareholder of the Alpha Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Alpha Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 2, 2006 through January 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Alpha Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/2/06	Ending Account Value 1/31/07	Expenses Paid During Period 10/2/06 – 1/31/07	Expense Ratio During Period** 10/2/06 – 1/31/07
Investor Class	$1,000.00	$1,015.00	$6.68*	2.00%
Service Class	1,000.00	1,013.00	6.67*	2.75%

Hypothetical*** (5% return before expenses)	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/1/06 – 1/31/07	Expense Ratio During Period**
Investor Class	$1,000.00	$1,015.12	$10.16****	2.00%
Service Class	1,000.00	1,011.34	10.14****	2.75%

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (121) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Fund was in operation for the full six months ended 1/31/07.

**** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

The Alpha Fund

SUPPLEMENTAL INFORMATION

January 31, 2007 (Unaudited)

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on September 25, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Alpha Investment Management, Inc. (the “Adviser”), on behalf of The Alpha Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by the Adviser; the historic investment performance of the Adviser; the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board discussed the approval of certain organizational items relating to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategies and it was noted that the Adviser’s investment philosophy is based on its identification of certain short-term, intermediate or long-term investment cycles, which will signal the Adviser to invest during these periods when the market should appreciate at an above-average rate.  It was further noted that when these periods are identified, the Adviser typically will invest in Exchange-Traded Funds (“ETFs”) that replicate the S&P 500 Large-Cap Index and the S&P 400 Mid-Cap Index; however, during times when the Adviser judges market conditions to be less than optimal or which present significant downside risk, the Fund may be 100% invested in money market funds.

The Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the fund.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until November 30, 2007, to ensure that Net Annual Fund Operating Expenses will not exceed 2.00% and 2.75% of the average daily net assets of the Fund’s Investor and Service Class Shares, respectively, and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability. The Board, including the Independent Trustees, considered the level of the Adviser’s profits with respect to the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board concluded that the cost allocation methodology employed by the Adviser has a reasonable basis and is appropriate in light of all surrounding circumstances. The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.  The Board also noted that because of the Fund’s expense limitation agreement and at its current asset levels, the Adviser is still in fee waivers and/or reimbursements.

Other Benefits to the Adviser. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Fund.

 Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-709-9400 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-709-9400.

INVESTMENT ADVISOR

Alpha Investment Management, Inc.

15 East Eighth Street

Cincinnati, Ohio 45202

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

4/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

4/10/07

By (Signature and Title)

/s/ Kevin E. Wolf

           Kevin E. Wolf, Treasurer

Date

4/10/07